Cover	Mar. 13, 2022
Cover [Abstract]
Entity Registrant Name	Fovea Jewelry Holdings, Ltd.
Entity Central Index Key	0000850971
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 13, 2022
Entity File Number	000-56156
Entity Incorporation State Country Code	WY
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Tax Identification Number	95-4202424
Entity Address Address Line 1	Room 403, 4/F
Entity Address Address Line 2	Phase 1 Austin Tower
Entity Address Address Line 3	22-26A Austin Avenue
Entity Address City Or Town	Tsim Sha Tsui
Entity Address Country	HK
City Area Code	852
Local Phone Number	6847 6812